THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ANNUITY PORTFOLIOS
SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
SCHWAB STRATEGIC TRUST
LAUDUS TRUST
(all series)
Supplement dated October 4, 2024, to all currently effective Statements of Additional Information (each an SAI and collectively, the SAIs) for each series of the aforementioned Trusts.

This supplement provides new and additional information beyond that contained in the
SAIs and should be read in conjunction with the SAIs.
Effective September 30, 2024, Jessica Seidlitz became Chief Operating Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust (the Trusts). Effective October 2, 2024, Mark Fischer was removed as officer of the Trusts. Accordingly, the following changes are made to each SAI.
Officers Table
(1)
Under the “MANAGEMENT OF THE FUNDS” section in the “OFFICERS” table: All references to Mark Fischer are hereby deleted in their entirety and replaced with the following:
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served)	Principal Occupations During the Past Five Years
OFFICERS
Jessica Seidlitz
1978
Chief Operating Officer and Chief Compliance Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust from 2013‑2017 and since 2023)	Chief Operating Officer and Chief Financial Officer (Sept. 2024-present), Managing Director and Chief Compliance Officer (Nov. 2023-present), Charles Schwab Investment Management, Inc.; Managing Director (Jan. 2019-present), Charles Schwab & Co., Inc.; Chief Compliance Officer (Mar. 2021-June 2023), Schwab Wealth Advisory, Inc.; Chief Operating Officer (Sept. 2024–present), and Chief Compliance Officer (Oct. 2023–present), Schwab Funds, Laudus Trust and Schwab ETFs; Assistant Treasurer (Sept. 2013-Sept. 2017), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013-Sept. 2017), Schwab ETFs.
(2)
Under the “MANAGEMENT OF THE FUNDS” section in the “OFFICERS” table: The reference to Omar Aguilar is hereby amended, as follows:
Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served)	Principal Occupations During the Past Five Years
OFFICERS
Omar Aguilar
1970
Chief Executive Officer and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Director (Oct. 2024-present), Chief Executive Officer (Jan. 2022-present), President (Oct. 2023-present), Chief Investment Officer (Apr. 2011-present) and Senior Vice President (Apr. 2011-Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Oct. 2022-July 2024), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Sept. 2023-present), President (Oct. 2023-present), Chief Investment Officer (June 2011-present) and Vice President (June 2011-Sept. 2023), Schwab Funds, Laudus Trust and Schwab ETFs.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG125790-00 (10/24)
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